Non-life and Life and Health Reserves - Claims development (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Claims Development [Line Items]
Net liability at end of year	$ 8,458,625
Non Life
Claims Development [Line Items]
Net incurred losses and loss expenses	15,550,847
Net paid losses and loss expenses	9,162,791
Net reserves for Accident Years and exposures included in the triangles	6,388,056
All outstanding liabilities before Accident Year 2012, net of reinsurance	2,070,569
Net liability at end of year	8,458,625
Total of IBNR plus expected development on reported claims	$ 4,086,148
Year One	12.00%
Year Two	39.00%
Year Three	15.00%
Year Four	8.00%
Year Five	5.00%
Year Six	4.00%
Non Life | 2012
Claims Development [Line Items]
Net incurred losses and loss expenses	$ 2,227,260	$ 2,196,626	$ 2,228,953	$ 2,336,917	$ 2,493,810	$ 2,685,454
Net paid losses and loss expenses	1,831,483	1,739,820	1,635,334	1,466,177	1,076,536	290,902
Total of IBNR plus expected development on reported claims	156,038
Non Life | 2013
Claims Development [Line Items]
Net incurred losses and loss expenses	2,483,294	2,518,691	2,573,105	2,753,196	2,925,140
Net paid losses and loss expenses	2,015,049	1,883,432	1,679,371	1,320,171	249,309
Total of IBNR plus expected development on reported claims	233,607
Non Life | 2014
Claims Development [Line Items]
Net incurred losses and loss expenses	2,518,203	2,551,470	2,664,647	2,882,914
Net paid losses and loss expenses	1,860,577	1,648,748	1,338,380	310,960
Total of IBNR plus expected development on reported claims	319,931
Non Life | 2015
Claims Development [Line Items]
Net incurred losses and loss expenses	2,544,179	2,650,862	2,941,159
Net paid losses and loss expenses	1,655,681	1,247,343	310,031
Total of IBNR plus expected development on reported claims	484,936
Non Life | 2016
Claims Development [Line Items]
Net incurred losses and loss expenses	2,743,531	2,978,955
Net paid losses and loss expenses	1,402,948	333,673
Total of IBNR plus expected development on reported claims	771,217
Non Life | 2017
Claims Development [Line Items]
Net incurred losses and loss expenses	3,034,380
Net paid losses and loss expenses	397,053
Total of IBNR plus expected development on reported claims	2,120,419
Non Life | Property
Claims Development [Line Items]
Net incurred losses and loss expenses	3,847,495
Net paid losses and loss expenses	2,611,561
Net reserves for Accident Years and exposures included in the triangles	1,235,934
All outstanding liabilities before Accident Year 2012, net of reinsurance	201,339
Net liability at end of year	1,437,273
Total of IBNR plus expected development on reported claims	$ 627,736
Year One	20.00%
Year Two	48.00%
Year Three	17.00%
Year Four	6.00%
Year Five	3.00%
Year Six	2.00%
Non Life | Property | 2012
Claims Development [Line Items]
Net incurred losses and loss expenses	$ 567,563	567,870	583,371	600,278	679,274	681,580
Net paid losses and loss expenses	520,927	511,821	500,313	464,879	368,126	102,351
Total of IBNR plus expected development on reported claims	15,272
Non Life | Property | 2013
Claims Development [Line Items]
Net incurred losses and loss expenses	546,345	550,840	566,525	600,178	704,000
Net paid losses and loss expenses	510,813	491,978	456,511	351,048	91,935
Total of IBNR plus expected development on reported claims	4,825
Non Life | Property | 2014
Claims Development [Line Items]
Net incurred losses and loss expenses	461,719	464,515	486,918	532,197
Net paid losses and loss expenses	427,187	400,247	333,809	95,806
Total of IBNR plus expected development on reported claims	6,259
Non Life | Property | 2015
Claims Development [Line Items]
Net incurred losses and loss expenses	542,180	567,709	609,235
Net paid losses and loss expenses	456,828	365,650	97,678
Total of IBNR plus expected development on reported claims	17,187
Non Life | Property | 2016
Claims Development [Line Items]
Net incurred losses and loss expenses	696,494	741,002
Net paid losses and loss expenses	470,421	139,423
Total of IBNR plus expected development on reported claims	53,275
Non Life | Property | 2017
Claims Development [Line Items]
Net incurred losses and loss expenses	1,033,194
Net paid losses and loss expenses	225,385
Total of IBNR plus expected development on reported claims	530,918
Non Life | Casualty
Claims Development [Line Items]
Net incurred losses and loss expenses	4,643,940
Net paid losses and loss expenses	1,777,055
Net reserves for Accident Years and exposures included in the triangles	2,866,885
All outstanding liabilities before Accident Year 2012, net of reinsurance	1,679,085
Net liability at end of year	4,545,970
Total of IBNR plus expected development on reported claims	$ 1,921,651
Year One	7.00%
Year Two	15.00%
Year Three	13.00%
Year Four	12.00%
Year Five	9.00%
Year Six	10.00%
Non Life | Casualty | 2012
Claims Development [Line Items]
Net incurred losses and loss expenses	$ 608,547	600,969	618,750	659,934	687,470	701,087
Net paid losses and loss expenses	397,768	338,800	282,401	209,006	138,628	52,976
Total of IBNR plus expected development on reported claims	102,999
Non Life | Casualty | 2013
Claims Development [Line Items]
Net incurred losses and loss expenses	736,526	742,170	760,299	809,690	811,925
Net paid losses and loss expenses	424,092	353,313	271,242	162,355	51,808
Total of IBNR plus expected development on reported claims	179,543
Non Life | Casualty | 2014
Claims Development [Line Items]
Net incurred losses and loss expenses	874,583	869,428	889,241	912,442
Net paid losses and loss expenses	418,218	317,277	212,462	72,127
Total of IBNR plus expected development on reported claims	252,944
Non Life | Casualty | 2015
Claims Development [Line Items]
Net incurred losses and loss expenses	825,518	849,772	911,106
Net paid losses and loss expenses	304,876	191,076	68,544
Total of IBNR plus expected development on reported claims	326,504
Non Life | Casualty | 2016
Claims Development [Line Items]
Net incurred losses and loss expenses	818,954	866,772
Net paid losses and loss expenses	168,303	35,901
Total of IBNR plus expected development on reported claims	426,472
Non Life | Casualty | 2017
Claims Development [Line Items]
Net incurred losses and loss expenses	779,812
Net paid losses and loss expenses	63,798
Total of IBNR plus expected development on reported claims	633,189
Non Life | Specialty
Claims Development [Line Items]
Net incurred losses and loss expenses	7,059,412
Net paid losses and loss expenses	4,774,175
Net reserves for Accident Years and exposures included in the triangles	2,285,237
All outstanding liabilities before Accident Year 2012, net of reinsurance	190,145
Net liability at end of year	2,475,382
Total of IBNR plus expected development on reported claims	$ 1,536,761
Year One	11.00%
Year Two	50.00%
Year Three	15.00%
Year Four	7.00%
Year Five	3.00%
Year Six	2.00%
Non Life | Specialty | 2012
Claims Development [Line Items]
Net incurred losses and loss expenses	$ 1,051,150	1,027,787	1,026,832	1,076,705	1,127,066	1,302,787
Net paid losses and loss expenses	912,788	889,199	852,620	792,292	569,782	$ 135,575
Total of IBNR plus expected development on reported claims	37,767
Non Life | Specialty | 2013
Claims Development [Line Items]
Net incurred losses and loss expenses	1,200,423	1,225,681	1,246,281	1,343,328	1,409,215
Net paid losses and loss expenses	1,080,144	1,038,141	951,618	806,768	$ 105,566
Total of IBNR plus expected development on reported claims	49,239
Non Life | Specialty | 2014
Claims Development [Line Items]
Net incurred losses and loss expenses	1,181,901	1,217,527	1,288,488	1,438,275
Net paid losses and loss expenses	1,015,172	931,224	792,109	$ 143,027
Total of IBNR plus expected development on reported claims	60,728
Non Life | Specialty | 2015
Claims Development [Line Items]
Net incurred losses and loss expenses	1,176,481	1,233,381	1,420,818
Net paid losses and loss expenses	893,977	690,617	$ 143,809
Total of IBNR plus expected development on reported claims	141,245
Non Life | Specialty | 2016
Claims Development [Line Items]
Net incurred losses and loss expenses	1,228,083	1,371,181
Net paid losses and loss expenses	764,224	$ 158,349
Total of IBNR plus expected development on reported claims	291,470
Non Life | Specialty | 2017
Claims Development [Line Items]
Net incurred losses and loss expenses	1,221,374
Net paid losses and loss expenses	107,870
Total of IBNR plus expected development on reported claims	$ 956,312